ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of accrued expenses and other payables
		As of December 31,
		2016	2017

Employee payroll and welfare payables		$2,800	$3,437
Other tax payable		7,013	12,676
Accrued professional, marketing and leasing fees		3,965	6,032
Interest payable	(i)	1,761	13,472
Other payables		4,242	10,281

Total		$19,781	$45,898

(i)	The balance mainly include the interest payable of Long-term debt - current (see Note 13 (v)).